Secured Investor Certificates	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Secured Investor Certificates

4. SECURED INVESTOR CERTIFICATES

Secured investor certificates are collateralized by certain mortgage loans receivable or secured church bonds of approximately the same value as the certificates. The weighted average interest rate on the certificates was 6.66% and 6.44% at March 31, 2016 and December 31, 2015, respectively. Holders of the secured investor certificates may renew certificates at the current rates and terms upon maturity at the Company’s discretion. Renewals upon maturity are considered neither proceeds from nor issuance of secured investor certificates. Renewals totaled approximately $174,000 and $356,000 for the three months ended June 30, 2016 and 2015, respectively. The secured investor certificates have certain financial and non-financial covenants identified in the respective series’ trust indentures.

The estimated maturity schedule for the secured investor certificates at June 30, 2016 is as follows:

July 1, 2016 through June 30, 2017	$ 4,149,000
July 1, 2017 through December 31, 2017	884,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
Thereafter	13,551,000

Totals	$29,091,000

4. SECURED INVESTOR CERTIFICATES

Secured investor certificates are collateralized by certain mortgage loans receivable or secured church bonds of approximately the same value as the certificates. The weighted average interest rate on the certificates was 6.44% and 6.58% at December 31, 2015 and 2014, respectively. Holders of the secured investor certificates may renew certificates at the current rates and terms upon maturity at the Company’s discretion. Renewals upon maturity are considered neither proceeds from nor issuance of secured investor certificates. Renewals totaled approximately $958,000 and $989,000 during 2015 and 2014, respectively. The secured investor certificates have certain financial and non-financial covenants identified in the respective series’ trust indentures.

The estimated maturity schedule for the secured investor certificates at December 31, 2015 is as follows:

2016	$ 3,120,000
2017	2,803,000
2018	4,116,000
2019	2,333,000
2020	4,058,000
Thereafter	11,816,000

Totals	$28,246,000

In July 2014, the Company filed a registration statement with the Securities and Exchange Commission to offer $10,000,000 worth of Series D secured investor certificates. The offering was declared effective by the SEC on August 12, 2014. The certificates are being offered in multiples of $1,000 with interest rates ranging from 4.00% to 7.00%, subject to changing market rates, and maturities from 5 and 7 to 15 years. The certificates are collateralized by certain mortgage loans receivable and church bonds of approximately the same value. At December 31, 2015, approximately 5,329 Series D certificates had been issued and were outstanding for $5,329,000.